Stock-based Activity (Tables)	6 Months Ended
Jun. 30, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based Compensation

Stock-based Compensation

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
Research and development	$38,800	$41,699	$77,427	$83,445
General and administrative	246,626	39,962	289,440	79,970

Total stock-based compensation expense	$285,426	$81,661	$366,867	$163,415